RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13. RELATED PARTY TRANSACTIONS

Issuance of Common Stock to GL Part SPV I, LLC

GL’s beneficial ownership of XCF as of December 31, 2023, was comprised of 20,450,000 common stock shares (issued on September 14, 2023, for an aggregate purchase price of $20,450 in cash, or approximately $0.001 per share, or 27.3%). During the period ended December 31, 2024, the Company issued 12,670,034 shares of common stock in connection with the conversion of the convertible promissory note discussed in Note 6. As of December 31, 2024, the aggregate ownership of GL is comprised of 33,120,034 Common Stock or 44.2%.

Borrowing

During the period ended December 31, 2024, GL agreed to loan XCF $5,948,000 in the form of convertible notes payable to be used for a portion of XCF’s expenses for its initial public offering. All convertible notes payable were converted into common stock during the period ended December 31, 2024, as described in Note 6.

Notes payable to related party as of December 31, 2024, and 2023, respectively, includes $356,426 borrowed from GL. Interest on the promissory notes is 10% per annum. The note payable to related party is in default due to nonpayment upon the maturity date and the outstanding balance has been classified as current on the balance sheet as of December 31, 2024. During the years ended December 31, 2024, and the period February 9, 2023 (inception) to December 31, 2023, the Company recognized $35,643 and $6,054 in interest expense, respectively, related to these notes.

Related party payables as of December 31, 2024, and 2023 included $3,000 and $8,000 respectively; advanced to the Company from GL.

Management payable and receivable

Mihir Dange and SKY MD LLC (an entity owned 100% by Mihir Dange, Director) received $101,307 and $0 as expense reimbursements during the year ended December 31, 2024, and 2023, respectively. These expenses are included in general and administrative expenses in the income statements. The expense reimbursement payable to Mihir Dange as of December 31, 2024, and 2023, was $2,400 and 29,337, respectively, and is included in the Accrued expenses and other current liabilities on the balance sheets.

Additionally, there was a related party payable to the Vice President, Finance for bookkeeping services totaling $0 and $5,000 as of December 31, 2024, and 2023, respectively. There was an advance given to the Director and Chief Business Development Officer, for travel and other personal expenses totaling $10,199 and $0 as of December 31, 2024, and 2023, respectively and is included in the Related party receivables on the balance sheets.